Provisions - Summary of Provisions (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Provisions [Abstract]
Warranties	$ 132		$ 132
Employee benefits	51		43
Trade-in right	0		87
Others	24		5
Provisions	207		267	$ 185	$ 248
Current	128	$ 4	189
Noncurrent	$ 79	$ 3	$ 78